Other obligations - Narratives (Details) $ in Thousands			12 Months Ended
	Aug. 30, 2019 item	Feb. 01, 2018 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tolling agreement liability			$ 37,863	$ 36,665
Incremental borrowing rate			9.375%
Variable Lease Payments			$ 55,574
Ferroatlantica, S.A.U.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of hydroelectric power plants transferred. | item	10
Percentage of interest in subsidiary sold	100.00%
Tolling Agreement with Cee-Dumbria Ferroalloys Plant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tolling agreement liability			37,863	36,665
Kintuk
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of equity interests acquired		100.00%
Payment of contingent consideration			4,823	18,931
Accumulated payments			27,278
Contingent consideration			$ 1,732	$ 5,838
Ferroglobe Mangan Norge and Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period for contingent consideration		8 years 6 months
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements		$ 60,000